Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 182,456,939.35
Previously Paid Amount	0.00
Total Fee Amount	25,197.30
Total Offset Amount	0.00
Net Fee	$ 25,197.30
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A